Other Non-Current Assets, Net	12 Months Ended
Dec. 31, 2022
Other Assets, Noncurrent [Abstract]
Other Non-Current Assets, Net
NOTE
8-OTHER
NON-CURRENT
ASSETS, NET
Other
non-current
assets, net consisted of the following (in millions):

	December 31,
	2022	2021
Advances made to municipalities for water system enhancements	$78	$81
Advances and other asset conveyances to third parties to support LNG terminal	31	37
Operating lease assets	23	23
Advances made under EPC and non-EPC contracts	—	5
Information technology service prepayments	4	4
Other	24	21

Total other non-current assets, net	$160	$171